ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES, Balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,049,999	$ 152,236	¥ 855,362
Accounts receivable, net of allowance of RMB381 and RMB5,407 (US$784) as of December 31, 2021 and 2022, respectively	79,614	11,543	56,132
Inventories, net	19,127	2,773	28,054
Amounts due from related parties	2,286	331	2,845
Prepayments and other current assets	102,765	14,900	72,851
Total current assets	1,253,791	181,783	1,015,244
Noncurrent assets
Property and equipment, net	9,205	1,335	12,286
Intangible assets, net	24,872	3,606	27,287
Operating lease right-of-use assets	12,782	1,853	38,237
Long-term investment	26,333	3,818
Amounts due from related parties			4,223
Other noncurrent assets	6,416	931	3,604
Total noncurrent assets	79,608	11,543	85,637
Total assets	1,333,399	193,326	1,100,881
Current liabilities
Accounts payable	24,206	3,510	30,536
Deferred revenue and customer advances	379,063	54,959	302,980
Amounts due to related parties (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB3,879 and RMB4,820 (US$699) as of December 31, 2021 and 2022, respectively)	6,944	1,007	8,853
Accrued expenses and other current liabilities	144,717	20,982	115,895
Current operating lease liabilities	6,123	888	24,669
Total current liabilities	561,053	81,346	482,933
Non-current liabilities
Non-current operating lease liabilities	2,894	420	9,577
Total non-current liabilities	2,894	420	9,577
Total liabilities	563,947	81,766	492,510
Allowance for credit losses	5,407	784	381	$ 55	¥ 156
VIE
Current assets
Cash and cash equivalents	505,621	73,308	315,775
Accounts receivable, net of allowance of RMB381 and RMB5,407 (US$784) as of December 31, 2021 and 2022, respectively	79,606	11,542	56,132
Inventories, net	19,199	2,784	28,054
Amounts due from related parties	113,233	16,417	70,744
Prepayments and other current assets	101,022	14,647	72,332
Total current assets	818,681	118,698	543,037
Noncurrent assets
Property and equipment, net	8,909	1,292	11,949
Intangible assets, net	16,554	2,400	17,259
Operating lease right-of-use assets	9,777	1,419	19,100
Long-term investment	26,333	3,818
Amounts due from related parties			3,009
Other noncurrent assets	3,747	543	3,604
Total noncurrent assets	65,320	9,472	54,921
Total assets	884,001	128,170	597,958
Current liabilities
Accounts payable	23,781	3,448	25,950
Deferred revenue and customer advances	379,063	54,959	302,980
Amounts due to related parties (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB3,879 and RMB4,820 (US$699) as of December 31, 2021 and 2022, respectively)	16,309	2,365	12,289
Accrued expenses and other current liabilities	105,897	15,354	88,053
Current operating lease liabilities	4,626	671	11,735
Total current liabilities	529,676	76,797	441,007
Non-current liabilities
Non-current operating lease liabilities	2,894	420	6,501
Total non-current liabilities	2,894	420	6,501
Total liabilities	532,570	77,217	447,508
Allowance for credit losses	5,407	784	381
Due from Group companies	111,494	16,165	67,899
Due to Group companies	11,489	1,666	8,410
Net Asset and liability	351,431	$ 50,953	150,450
VIE | Asset pledged as collateral without right
Noncurrent assets
Total assets	¥ 0		¥ 0